Stock Benefit Plans (Summary Of The Status Of Restricted Stock Unit And Performance Unit Awards) (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Non-vested balance at January 1, 2012 (Shares)	51,700
Granted (Shares)	0
Vested (Shares)	(20,000)
Forfeited (Shares)	0
Non-vested balance at December 31, 2012 (Shares)	31,700
Non-vested balance at January 1, 2012 (Weighted Average Grant Date Fair Value)	$ 46.86
Granted (Weighted Average Grant Date Fair Value)	$ 0
Vested (Weighted Average Grant Date Fair Value)	$ 46.14
Forfeited Granted (Weighted Average Grant Date Fair Value)	$ 0
Non-vested balance at December 31, 2012 (Weighted Average Grant Date Fair Value)	$ 47.31
Performance Units [Member]
Non-vested balance at January 1, 2012 (Shares)	368,346
Granted (Shares)	461,756
Vested (Shares)	(25,129)
Forfeited (Shares)	(81,075)
Non-vested balance at December 31, 2012 (Shares)	730,838
Non-vested balance at January 1, 2012 (Weighted Average Grant Date Fair Value)	$ 30.60
Granted (Weighted Average Grant Date Fair Value)	$ 31.89
Vested (Weighted Average Grant Date Fair Value)	$ 30.83
Forfeited Granted (Weighted Average Grant Date Fair Value)	$ 31.31
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Adjustment Performance Units	6,940
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Adjustment Performance Units, Weighted Average Grant Date Fair Value	$ 30.60
Non-vested balance at December 31, 2012 (Weighted Average Grant Date Fair Value)	$ 31.32
Restricted Stock Units (RSUs) [Member]
Non-vested balance at January 1, 2012 (Shares)	15,058,428
Granted (Shares)	2,797,287
Vested (Shares)	(8,209,388)
Forfeited (Shares)	(682,089)
Non-vested balance at December 31, 2012 (Shares)	8,964,238
Non-vested balance at January 1, 2012 (Weighted Average Grant Date Fair Value)	$ 25.43
Granted (Weighted Average Grant Date Fair Value)	$ 31.96
Vested (Weighted Average Grant Date Fair Value)	$ 23.97
Forfeited Granted (Weighted Average Grant Date Fair Value)	$ 28.49
Non-vested balance at December 31, 2012 (Weighted Average Grant Date Fair Value)	$ 28.58